OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
OTHER PAYABLES AND ACCRUED LIABILITIES [abstract]
Accrued payroll and welfare payable	¥ 1,996		¥ 2,120
Accruals expenses	747		381
Advances from customers			3,096
Special oil gain levy payable	615		55
Royalties payable	55		75
Provision for dismantlement (note 26)	675		1,180
Other payables	8,689		7,199
Other payables and accrued liabilities	¥ 12,777	¥ 11,197	¥ 14,106